PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Aerospace & Defense 2.7%
HEICO Corp.	232,052	$32,594,024
L3Harris Technologies, Inc.	161,619	35,242,639
Teledyne Technologies, Inc.*	20,693	8,680,093
		76,516,756
Auto Components 1.5%
Aptiv PLC*	280,207	42,148,737
Automobiles 0.4%
Arrival Group (Luxembourg)*(a)	588,302	11,289,515
Biotechnology 4.6%
Argenx SE (Netherlands), ADR*	83,606	23,325,238
Exact Sciences Corp.*	269,219	29,756,776
Horizon Therapeutics PLC*	519,431	47,611,045
Veracyte, Inc.*	300,077	11,718,007
Zai Lab Ltd. (China), ADR*	100,526	17,859,449
		130,270,515
Building Products 2.9%
AZEK Co., Inc. (The)*	787,735	34,290,105
Trane Technologies PLC	256,205	47,756,612
		82,046,717
Capital Markets 3.1%
Apollo Global Management, Inc.(a)	690,731	39,606,516
Ares Management Corp. (Class A Stock)	870,574	48,038,273
		87,644,789
Commercial Services & Supplies 1.8%
GFL Environmental, Inc. (Canada)(a)	839,866	27,329,239
IAA, Inc.*(a)	446,672	25,446,904
		52,776,143
Construction & Engineering 1.7%
Quanta Services, Inc.	515,158	49,120,315

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 1.6%
Crown Holdings, Inc.	439,153	$45,338,156
Electrical Equipment 1.8%
AMETEK, Inc.	389,701	52,648,605
Electronic Equipment, Instruments & Components 3.9%
Amphenol Corp. (Class A Stock)	797,823	53,661,575
Cognex Corp.	551,677	43,797,637
Littelfuse, Inc.	55,261	14,436,384
		111,895,596
Entertainment 0.8%
Take-Two Interactive Software, Inc.*	128,353	23,817,183
Food & Staples Retailing 1.5%
Performance Food Group Co.*	853,804	42,801,194
Food Products 1.8%
Freshpet, Inc.*	297,737	52,645,856
Health Care Equipment & Supplies 5.6%
Align Technology, Inc.*	94,886	55,996,973
Cooper Cos., Inc. (The)	118,242	46,522,315
Insulet Corp.*	76,543	20,641,351
Teleflex, Inc.	94,769	38,115,144
		161,275,783
Health Care Providers & Services 3.1%
Guardant Health, Inc.*(a)	68,252	8,471,438
Molina Healthcare, Inc.*	172,059	43,248,750
Progyny, Inc.*	562,143	35,999,638
		87,719,826
Hotels, Restaurants & Leisure 3.0%
Hilton Worldwide Holdings, Inc.*	389,888	48,841,270
Texas Roadhouse, Inc.	379,586	38,228,106
		87,069,376
Household Durables 1.2%
Lennar Corp. (Class A Stock)	353,455	34,995,580

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 1.9%
Pinterest, Inc. (Class A Stock)*	716,144	$46,764,203
Vimeo, Inc.*	209,134	8,783,628
		55,547,831
Internet & Direct Marketing Retail 1.9%
Chewy, Inc. (Class A Stock)*(a)	384,555	28,310,939
Etsy, Inc.*	158,697	26,142,157
		54,453,096
IT Services 7.3%
Gartner, Inc.*	121,047	28,063,537
Globant SA*	231,393	50,413,593
Jack Henry & Associates, Inc.	76,483	11,789,854
Okta, Inc.*	103,342	22,987,395
Shift4 Payments, Inc. (Class A Stock)*	494,228	46,106,530
Twilio, Inc. (Class A Stock)*	35,030	11,770,080
WEX, Inc.*	199,076	39,000,979
		210,131,968
Leisure Products 1.0%
YETI Holdings, Inc.*	335,281	29,370,616
Life Sciences Tools & Services 7.0%
10X Genomics, Inc. (Class A Stock)*	194,592	35,026,560
Agilent Technologies, Inc.	423,767	58,534,936
Avantor, Inc.*	1,455,388	46,790,724
IQVIA Holdings, Inc.*	251,976	60,514,556
		200,866,776
Machinery 1.3%
Nordson Corp.	170,230	37,738,289
Pharmaceuticals 2.0%
Catalent, Inc.*	269,724	28,275,167
Jazz Pharmaceuticals PLC*	157,151	27,993,308
		56,268,475
Professional Services 1.3%
CoStar Group, Inc.*	43,433	37,091,782

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 1.2%
CBRE Group, Inc. (Class A Stock)*	401,932	$35,281,591
Road & Rail 1.7%
J.B. Hunt Transport Services, Inc.	275,858	47,320,681
Semiconductors & Semiconductor Equipment 9.3%
Enphase Energy, Inc.*	206,127	29,486,467
Entegris, Inc.	301,351	34,489,622
Marvell Technology, Inc.	1,087,055	52,504,757
Microchip Technology, Inc.	276,194	43,348,648
Monolithic Power Systems, Inc.	99,410	34,109,559
ON Semiconductor Corp.*	975,718	39,067,749
Universal Display Corp.	155,134	33,487,225
		266,494,027
Software 14.7%
Avalara, Inc.*	255,353	33,750,006
Coupa Software, Inc.*	143,184	34,106,429
Crowdstrike Holdings, Inc. (Class A Stock)*	173,435	38,528,585
Five9, Inc.*	329,327	58,323,812
HubSpot, Inc.*	115,114	58,061,199
Palo Alto Networks, Inc.*	144,896	52,633,472
Paycom Software, Inc.*	91,565	30,179,824
PTC, Inc.*	260,233	34,907,654
RingCentral, Inc. (Class A Stock)*	133,840	35,128,985
Trade Desk, Inc. (The) (Class A Stock)*	37,195	21,875,867
Zendesk, Inc.*(a)	184,998	25,281,827
		422,777,660
Specialty Retail 5.5%
Burlington Stores, Inc.*	203,557	65,824,227
Five Below, Inc.*(a)	265,677	48,916,449
O’Reilly Automotive, Inc.*	80,443	43,046,658
		157,787,334

Total Long-Term Investments (cost $1,914,771,915)		2,843,150,768

Short-Term Investments 2.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	15,327,555	15,327,555

PGIM Jennison Mid-Cap Growth Fund
Schedule of Investments as of May 31, 2021 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $61,097,085; includes $61,092,507 of cash collateral for securities on loan)(b)(wa)	61,257,322	$61,220,568

Total Short-Term Investments (cost $76,424,640)		76,548,123

TOTAL INVESTMENTS 101.8% (cost $1,991,196,555)		2,919,698,891
Liabilities in excess of other assets (1.8)%		(51,199,251)

Net Assets 100.0%		$2,868,499,640

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,020,889; cash collateral of $61,092,507 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).